Earnings (Loss) Per Share - Schedule of Calculations of Basic and Diluted EPS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings Per Share [Abstract]
Net loss	$ (1,138,413)	$ (426,208)	$ (2,118,211)	$ (1,102,961)
Basic weighted average shares outstanding	356,742,548	323,930,512	355,863,427	315,825,288
Basic and diluted loss per common share:	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)